Taxation - Schedule of Unrecognized Tax Benefits (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Unrecognized Tax Benefits [Abstract]
Balance at the beginning of the period	¥ (21,176)	¥ (28,654)
Changes of unrecognized tax benefits	560	3,247
Balance at the end of the period	¥ (20,616)	¥ (25,407)